                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2007 - March 31, 2007

                                                     NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

MID CAP GROWTH PORTFOLIO

  Shares                                                           Market Value
---------                                                          -------------
            COMMON STOCKS -- 99.2%

            AEROSPACE/DEFENSE -- 2.0%
   62,600   Rockwell Collins                                       $  4,189,818
                                                                   ------------
            APPAREL -- 2.3%
   51,500   Coach, Inc.*                                              2,577,575
   26,400   VF Corp.                                                  2,181,168
                                                                   ------------
                                                                      4,758,743
                                                                   ------------
            BUSINESS SERVICES -- 4.2%
   91,000   Convergys Corp.*                                          2,312,310
   29,000   Manpower, Inc.                                            2,139,330
   36,475   Ritchie Bros. Auctioneers, Inc.                           2,134,517
   58,500   TeleTech Holdings, Inc.*                                  2,146,365
                                                                   ------------
                                                                      8,732,522
                                                                   ------------
            CHEMICALS -- 1.4%
   58,500   Church & Dwight Co., Inc.                                 2,945,475
                                                                   ------------
            COMMUNICATIONS EQUIPMENT & SERVICES -- 1.1%
   60,657   American Tower Corp. - Class A*                           2,362,590
                                                                   ------------
            COMPUTER SOFTWARE & SERVICES -- 8.8%
  385,800   Brocade Communications Systems, Inc.*                     3,672,816
  250,000   Emdeon Corp.*                                             3,782,500
   50,100   FactSet Research Systems, Inc.                            3,148,785
   31,700   Lexmark International Group, Inc. - Class A*              1,853,182
  360,750   Nuance Communications, Inc.*                              5,523,082
                                                                   ------------
                                                                     17,980,365
                                                                   ------------
            CONSUMER PRODUCTS & SERVICES -- 7.2%
  171,200   Alberto-Culver Co.                                        3,917,056
  115,275   CB Richard Ellis Group, Inc.*                             3,940,099
   52,800   McCormick & Co., Inc.                                     2,033,856
   76,800   Newell Rubbermaid, Inc.                                   2,387,712
   87,300   The Goodyear Tire & Rubber Co.*                           2,722,887
                                                                   ------------
                                                                     15,001,610
                                                                   ------------
            CORRECTIONAL INSTITUTIONS -- 1.1%
   42,600   Corrections Corporation of America*                       2,249,706
                                                                   ------------

            COMMON STOCKS -- 99.2% (CONTINUED)

            ELECTRONIC INSTRUMENTS & CONTROLS -- 2.4%
   39,875   Amphenol Corp. - Class A                               $  2,574,729
   38,700   Lincoln Electric Holdings, Inc.                           2,304,972
                                                                   ------------
                                                                      4,879,701
                                                                   ------------
            ELECTRONICS -- 2.5%
   76,800   Hasbro, Inc.                                              2,198,016
  106,875   Mattel, Inc.                                              2,946,544
                                                                   ------------
                                                                      5,144,560
                                                                   ------------
            ENERGY -- 4.1%
   44,100   Allegheny Energy, Inc.*                                   2,167,074
   42,275   Constellation Energy Group                                3,675,811
  101,300   Quanta Services*                                          2,554,786
                                                                   ------------
                                                                      8,397,671
                                                                   ------------
            FINANCIAL SERVICES -- 8.1%
   38,700   Ameriprise Financial, Inc.                                2,211,318
    8,325   Chicago Mercantile Exchange Holdings, Inc.                4,432,729
   25,000   IntercontinentalExchange, Inc.*                           3,055,250
   25,900   Jones Lang LaSalle, Inc.                                  2,700,852
   51,800   T. Rowe Price Group, Inc.                                 2,444,442
   42,800   The First Marblehead Corp.                                1,921,292
                                                                   ------------
                                                                     16,765,883
                                                                   ------------
            HEALTHCARE FACILITIES -- 2.3%
   41,400   Manor Care, Inc.                                          2,250,504
   44,300   Universal Health Services, Inc. - Class B                 2,536,618
                                                                   ------------
                                                                      4,787,122
                                                                   ------------
            HEALTHCARE PRODUCTS & SERVICES -- 5.1%
   63,600   Immucor, Inc.*                                            1,871,748
   40,700   NBTY, Inc.*                                               2,158,728
   55,100   Psychiatric Solutions, Inc.*                              2,221,081
   51,100   WellCare Health Plans, Inc.*                              4,356,275
                                                                   ------------
                                                                     10,607,832
                                                                   ------------
            INSURANCE -- 1.0%
   48,400   Philadelphia Consolidated Holding Corp.*                  2,129,116
                                                                   ------------
            INTERNET SOFTWARE SERVICES -- 1.9%
   80,150   Akamai Technologies, Inc.*                                4,001,088
                                                                   ------------
            IRON & STEEL -- 2.3%
   44,925   Allegheny Technologies, Inc.                              4,793,048
                                                                   ------------

            COMMON STOCKS -- 99.2% (CONTINUED)

            MEDICAL EQUIPMENT & SUPPLIES -- 3.3%
   34,600   Laboratory Corporation of America Holdings*            $  2,512,998
   45,850   Thermo Fisher Scientific, Inc.*                           2,143,488
   37,700   Waters Corp.*                                             2,186,600
                                                                   ------------
                                                                      6,843,086
                                                                   ------------
            MISCELLANEOUS FABRICATED PRODUCTS -- 1.1%
   40,900   Chaparral Steel Co.                                       2,379,153
                                                                   ------------
            OIL/GAS -- 5.3%
   29,300   FMC Technologies, Inc.*                                   2,043,968
   63,925   Holly Corp.                                               3,790,753
   61,000   PG&E Corp.                                                2,944,470
   21,500   SEACOR Holdings, Inc.*                                    2,115,600
                                                                   ------------
                                                                     10,894,791
                                                                   ------------
            PHARMACEUTICALS -- 1.4%
   57,200   Celgene*                                                  3,000,712
                                                                   ------------
            PRODUCER MANUFACTURING -- 5.1%
   65,100   Albermarle Corp.                                          2,691,234
   95,500   Owens-Illinois, Inc.*                                     2,461,035
   30,500   Precision Castparts Corp.                                 3,173,525
   36,700   The Manitowoc Co., Inc.                                   2,331,551
                                                                   ------------
                                                                     10,657,345
                                                                   ------------
            REAL ESTATE INVESTMENT TRUST -- 1.1%
   18,800   Boston Properties, Inc.                                   2,207,120
                                                                   ------------
            RECREATIONAL ACTIVITIES -- 2.5%
   46,500   Starwood Hotels & Resorts Worldwide, Inc.                 3,015,525
   21,750   Wynn Resorts, Ltd.                                        2,063,205
                                                                   ------------
                                                                      5,078,730
                                                                   ------------
            RETAIL -- 7.9%
   93,850   American Eagle Outfitters, Inc.                           2,814,562
   20,500   AutoZone, Inc.*                                           2,626,870
   50,500   Dick's Sporting Goods, Inc.*                              2,942,130
   40,200   J.C. Penney Co., Inc.                                     3,302,832
  167,000   The Kroger Co.                                            4,717,749
                                                                   ------------
                                                                     16,404,143
                                                                   ------------
            SEMICONDUCTORS -- 3.7%
  111,900   Agere Systems, Inc.*                                      2,531,178
   84,700   MEMC Electronic Materials, Inc.*                          5,131,126
                                                                   ------------
                                                                      7,662,304
                                                                   ------------

            COMMON STOCKS -- 99.2% (CONTINUED)

            SOFTWARE & PROGRAMMING -- 4.7%
   62,825   BMC Software, Inc.*                                    $  1,934,382
   47,600   Cognizant Technology Solutions Corp.*                     4,201,652
   85,200   Salesforce.com, Inc.*                                     3,648,264
                                                                   ------------
                                                                      9,784,298
                                                                   ------------
            TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 2.2%
  278,950   Qwest Communications International, Inc.*                 2,507,761
   29,100   United States Cellular Corp.*                             2,137,395
                                                                   ------------
                                                                      4,645,156
                                                                   ------------
            UTILITIES -- 1.1%
   59,300   OGE Energy Corp.                                          2,300,840
                                                                   ------------
            WASTE MANAGEMENT -- 2.0%
   50,100   Stericycle, Inc.*                                         4,083,150
                                                                   ------------
            TOTAL COMMON STOCKS (COST $167,943,760)                 205,667,678
                                                                   ------------
            MONEY MARKET FUNDS -- 1.1%
2,296,149   FBR Fund for Government Investors                         2,296,149
                                                                   ------------
            TOTAL INVESTMENTS -- 100.3%                            $207,963,827
               (COST $170,239,909)
            Liabilities In Excess Of Other Assets -- (0.3%)            (712,368)
                                                                   ------------
            NET ASSETS -- 100.0%                                   $207,251,459
                                                                   ============

*    Non-income producing.

ADR -- American Depositary Receipts

See accompanying notes to portfolio of investments.

                                                     NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

AGGRESSIVE MICRO CAP GROWTH PORTFOLIO

 Shares                                                             Market Value
-------                                                             ------------
          COMMON STOCKS -- 98.8%

          ADVERTISING -- 0.9%
  6,950   Daktronics, Inc.                                          $   190,708
                                                                    -----------
          APPAREL -- 1.1%
  3,900   Phillips-Van Heusen Corp.                                     229,320
                                                                    -----------
          BUILDING MATERIALS & CONSTRUCTION -- 2.2%
  2,900   AMREP Corp.                                                   224,025
 17,700   U.S. Home Systems, Inc.*                                      225,675
                                                                    -----------
                                                                        449,700
                                                                    -----------
          BUSINESS SERVICES -- 4.2%
  5,550   Ambassadors International, Inc.                               256,077
 20,700   First Consulting Group, Inc.*                                 188,370
 10,825   Omnicell, Inc.*                                               226,459
  4,250   Watson Wyatt Worldwide, Inc.                                  206,763
                                                                    -----------
                                                                        877,669
                                                                    -----------
          COMMERCIAL SERVICES -- 4.1%
  8,350   Cenveo, Inc.*                                                 202,905
 14,610   Hub Group, Inc. - Class A*                                    423,544
  4,860   Steiner Leisure Ltd.*                                         218,603
                                                                    -----------
                                                                        845,052
                                                                    -----------
          COMPUTER SOFTWARE & SERVICES -- 15.5%
 14,175   Ansoft Corp.*                                                 448,496
 15,025   Blackbaud, Inc.                                               366,911
  5,600   Blue Coat Systems, Inc.*                                      205,688
 22,330   Concur Technologies, Inc.*                                    389,881
 10,825   Internap Network Services Corp.*                              170,494
 12,825   Interwoven, Inc.*                                             216,743
 18,700   Mentor Graphics Corp.*                                        305,558
 13,150   Ness Technologies, Inc.*                                      168,057
  8,580   TALX Corp.                                                    284,255
 11,425   The Knot, Inc.*                                               245,980
 13,825   Tyler Technologies, Inc.*                                     175,578
 12,100   VASCO Data Security International, Inc.*                      216,227
                                                                    -----------
                                                                      3,193,868
                                                                    -----------
          CONSUMER PRODUCTS & SERVICES -- 0.6%
 11,150   CCA Industries, Inc.                                          132,685
                                                                    -----------

          COMMON STOCKS -- 98.8% (CONTINUED)

          ELECTRONIC INSTRUMENTS & CONTROLS -- 5.4%
  6,500   II-VI, Inc.*                                              $   220,024
  8,550   Jinpan International Ltd                                      133,637
  2,975   OYO Geospace Corp.*                                           210,987
 31,050   Simclar, Inc.*                                                188,163
 17,050   Spectrum Control, Inc.*                                       209,715
 11,400   Trio-Tech International                                       158,460
                                                                    -----------
                                                                      1,120,986
                                                                    -----------
          ENGINEERING SERVICES -- 2.0%
 13,850   Infrasource Services, Inc.*                                   422,841
                                                                    -----------
          ENTERTAINMENT & LEISURE -- 2.4%
  5,725   Vail Resorts, Inc.*                                           311,039
 19,500   VCG Holding Corp.*                                            184,470
                                                                    -----------
                                                                        495,509
                                                                    -----------
          FINANCIAL SERVICES -- 3.6%
  8,215   Cash America International, Inc.                              336,815
 11,025   First Cash Financial Services, Inc.*                          245,637
 12,575   Ocwen Financial Corp.*                                        161,840
                                                                    -----------
                                                                        744,292
                                                                    -----------
          FOOD, BEVERAGE, & TOBACCO -- 3.7%
 15,150   Lifeway Foods, Inc.*                                          136,502
 17,775   National Beverage Corp.                                       311,773
 11,700   Perdigao S.A. ADR                                             310,635
                                                                    -----------
                                                                        758,910
                                                                    -----------
          HEALTHCARE FACILITIES -- 0.9%
 15,400   Sun Healthcare Group, Inc.*                                   190,190
                                                                    -----------
          HEALTHCARE PRODUCTS & SERVICES -- 4.2%
  7,450   AMN Healthcare Services, Inc.*                                168,519
  4,200   CorVel Corp.*                                                 127,050
  7,675   Healthcare Services Group, Inc.                               219,888
  7,325   Meridian Bioscience, Inc.                                     203,342
 26,750   Radnet, Inc.*                                                 152,743
                                                                    -----------
                                                                        871,542
                                                                    -----------
          INSURANCE -- 1.8%
 17,600   Meadowbrook Insurance Group, Inc.*                            193,424
  5,650   Tower Group, Inc.                                             182,043
                                                                    -----------
                                                                        375,467
                                                                    -----------

          COMMON STOCKS -- 98.8% (CONTINUED)

          MEDICAL DEVICES -- 5.1%
 16,375   Angeion Corp.*                                            $   240,713
  4,400   Arrhythmia Research Technology, Inc.                          115,368
  8,775   PSS World Medical, Inc.*                                      185,504
 11,750   Rochester Medical Corp.*                                      267,664
  9,000   Zoll Medical Corp.*                                           239,850
                                                                    -----------
                                                                      1,049,099
                                                                    -----------
          MEDICAL LABORATORIES -- 2.4%
  7,450   Bio-Reference Laboratories, Inc.*                             189,230
 17,150   MEDTOX Scientific, Inc.*                                      315,560
                                                                    -----------
                                                                        504,790
                                                                    -----------
          METALS -- 0.9%
  4,875   Ladish Co., Inc.*                                             183,495
                                                                    -----------
          MISCELLANEOUS FABRICATED PRODUCTS -- 2.2%
 18,700   Smith & Wesson Holding Corp.*                                 244,783
  3,650   Valmont Industries, Inc.                                      211,080
                                                                    -----------
                                                                        455,863
                                                                    -----------
          OIL FIELD MACHINERY & EQUIPMENT -- 2.3%
 13,990   Bolt Technology Corp.*                                        479,717
                                                                    -----------
          OIL/GAS -- 0.8%
  6,025   Crosstex Energy, Inc.                                         173,219
                                                                    -----------
          PERSONAL SERVICES -- 1.0%
  3,900   Nutri/System, Inc.*                                           204,399
                                                                    -----------
          PHARMACEUTICALS -- 2.5%
 17,175   American Oriental Bioengineering, Inc.*                       161,273
 20,575   BioMarin Pharmaceutical, Inc.*                                355,125
                                                                    -----------
                                                                        516,398
                                                                    -----------
          PRODUCER MANUFACTURING -- 3.5%
  3,650   AEP Industries, Inc.*                                         156,950
  5,725   GenTek, Inc.*                                                 194,994
  7,950   MFRI, Inc.*                                                   147,393
  5,100   Twin Disc, Inc.                                               217,770
                                                                    -----------
                                                                        717,107
                                                                    -----------
          REAL ESTATE INVESTMENT TRUST -- 0.6%
  4,200   BRT Realty Trust                                              126,798
                                                                    -----------
          REGIONAL BANKS & THRIFTS -- 4.2%
  6,325   Enterprise Financial Services Corp.                           177,100

          COMMON STOCKS -- 98.8% (CONTINUED)

          REGIONAL BANKS & THRIFTS -- 4.2% (CONTINUED)
  5,487   Preferred Bank                                            $   215,144
  5,225   Prosperity Bancshares, Inc.                                   181,517
  6,765   Smithtown Bancorp, Inc.                                       175,890
  3,750   Timberland Bancorp, Inc.                                      132,188
                                                                    -----------
                                                                        881,839
                                                                    -----------
          RETAIL -- 4.7%
 13,150   Casual Male Retail Group, Inc.*                               155,565
  3,925   Duckwall-ALCO Stores, Inc.*                                   161,121
 19,490   Retail Ventures, Inc.*                                        410,264
  6,850   The Buckle, Inc.                                              244,545
                                                                    -----------
                                                                        971,495
                                                                    -----------
          RETAIL - EATING & DRINKING PLACES -- 4.1%
 10,225   Famous Dave's of America, Inc.*                               184,766
 28,000   Grill Concepts, Inc.*                                         251,160
 18,400   Morgan's Foods, Inc.*                                         223,560
 19,900   Rick's Cabaret International, Inc.*                           198,801
                                                                    -----------
                                                                        858,287
                                                                    -----------
          TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 6.7%
 10,600   D&E Communications, Inc.                                      141,192
 23,500   Dobson Communications Corp.*                                  201,865
  6,500   NICE Systems Ltd. ADR*                                        221,130
 10,700   NTELOS Holdings Corp.*                                        205,654
 10,950   SBA Communications Corp.*                                     323,572
 21,600   SRS Labs, Inc.*                                               300,888
                                                                    -----------
                                                                      1,394,301
                                                                    -----------
          TRANSPORTATION -- 2.4%
  8,875   Horizon Lines, Inc.                                           291,277
 10,875   Kreisler Manufacturing Corp.*                                 208,909
                                                                    -----------
                                                                        500,186
                                                                    -----------
          UTILITIES -- 0.8%
  4,750   American States Water Co.                                     175,133
                                                                    -----------
          WIRE & CABLE PRODUCTS -- 2.0%
  7,740   General Cable Corp.*                                          413,548
                                                                    -----------
          TOTAL COMMON STOCKS (COST $16,947,344)                     20,504,413
                                                                    -----------
          MONEY MARKET FUNDS -- 1.4%
286,348   FBR Fund for Government Investors                             286,348
                                                                    -----------

          TOTAL INVESTMENTS -- 100.2%                                20,790,761
             (COST $17,233,692)
          Liabilities in Excess of Other Assets -- (0.2%)               (37,054)
                                                                    -----------
          NET ASSETS -- 100.0%                                      $20,753,707
                                                                    ===========

*    Non-income producing.

ADR -- American Depositary Receipts

See accompanying notes to portfolio of investments.

                                                     NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

FUNDAMENTAL 'A' PORTFOLIO

                                                                       Market
Shares                                                                 Value
------                                                              -----------
          COMMON STOCKS -- 98.0%

          APPAREL -- 2.2%
 15,825   Maidenform Brands, Inc.*                                  $   365,083
                                                                    -----------
          BUILDING MATERIALS & CONSTRUCTION -- 2.7%
 14,700   Chicago Bridge & Iron Co. N.V. ADR                            452,025
                                                                    -----------
          BUSINESS SERVICES -- 2.5%
  5,500   Consolidated Graphics, Inc.*                                  407,275
                                                                    -----------
          CHEMICALS -- 2.7%
 19,705   Methanex Corp.                                                440,013
                                                                    -----------
          COMPUTER SOFTWARE & SERVICES -- 9.7%
  5,600   Baidu.com, Inc. ADR*                                          540,680
  1,030   Google, Inc. - Class A*                                       471,905
 34,000   VASCO Data Security International, Inc.*                      607,580
                                                                    -----------
                                                                      1,620,165
                                                                    -----------
          ELECTRONIC INSTRUMENTS & CONTROLS -- 1.8%
  5,525   Ceradyne, Inc.*                                               302,439
                                                                    -----------
          FINANCIAL SERVICES -- 4.3%
  2,840   IntercontinentalExchange, Inc.*                               347,076
  4,450   Merrill Lynch & Co., Inc.                                     363,432
                                                                    -----------
                                                                        710,508
                                                                    -----------
          HEALTHCARE PRODUCTS & SERVICES -- 5.2%
  6,375   NBTY, Inc.*                                                   338,130
  6,050   WellCare Health Plans, Inc.*                                  515,763
                                                                    -----------
                                                                        853,893
                                                                    -----------
          INSURANCE -- 8.4%
  8,350   Humana, Inc.*                                                 484,467
 10,725   Philadelphia Consolidated Holding Corp.*                      471,793
  8,500   The Travelers Companies, Inc.                                 440,045
                                                                    -----------
                                                                      1,396,305
                                                                    -----------
          MEDICAL DEVICES -- 3.5%
 25,500   Rochester Medical Corp.*                                      580,890
                                                                    -----------
          MEDICAL LABORATORIES -- 2.9%
  5,675   Core Laboratories N.V.*                                       475,735
                                                                    -----------

          COMMON STOCKS -- 98.0% (CONTINUED)

          METALS -- 4.7%
 13,700   Titanium Metals Corp.*                                    $   491,556
  2,900   United States Steel Corp.                                     287,593
                                                                    -----------
                                                                        779,149
                                                                    -----------
          MISCELLANEOUS FABRICATED PRODUCTS -- 8.2%
  7,350   Chaparral Steel Co.                                           427,550
 10,475   CommScope, Inc.*                                              449,378
 10,925   Steel Dynamics, Inc.                                          471,959
                                                                    -----------
                                                                      1,348,887
                                                                    -----------
          OIL/GAS -- 12.3%
 38,000   Boots & Coots International Well Control, Inc.*               105,260
  9,900   Dawson Geophysical Co.*                                       490,347
 27,300   Global Industries, Ltd.*                                      499,316
  6,200   National-Oilwell Varco, Inc.*                                 482,298
 13,600   Superior Energy Services, Inc.*                               468,792
                                                                    -----------
                                                                      2,046,013
                                                                    -----------
          PRODUCER MANUFACTURING -- 7.1%
 29,425   Acergy S.A. ADR*                                              626,458
  5,250   Precision Castparts Corp.                                     546,263
                                                                    -----------
                                                                      1,172,721
                                                                    -----------
          RETAIL -- 2.9%
 20,000   Knoll, Inc.                                                   476,600
                                                                    -----------
          SEMICONDUCTORS -- 5.6%
  8,700   Novellus Systems, Inc.*                                       278,574
 12,100   Varian Semiconductor Equipment Associates, Inc.*              645,898
                                                                    -----------
                                                                        924,472
                                                                    -----------
          TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 5.4%
  8,880   America Movil S.A. de C.V. ADR                                424,375
 32,000   Partner Communications Co. Ltd                                473,600
                                                                    -----------
                                                                        897,975
                                                                    -----------
          TRANSPORTATION -- 3.0%
 11,300   GulfMark Offshore, Inc.*                                      493,245
                                                                    -----------
          WIRE & CABLE PRODUCTS -- 2.9%
  8,875   General Cable Corp.*                                          474,191
                                                                    -----------
          TOTAL COMMON STOCKS (COST $14,729,313)                     16,217,584
                                                                    -----------
          MONEY MARKET FUNDS -- 2.2%
357,971   FBR Fund for Government Investors                             357,971
                                                                    -----------

          TOTAL INVESTMENTS -- 100.2%                                16,575,555
             (COST $15,087,284)
          Liabilities In Excess Of Other Assets -- (0.2%)               (30,699)
                                                                    -----------
          NET ASSETS -- 100.0%                                      $16,544,856
                                                                    ===========

*    Non-income producing.

ADR -- American Depositary Receipts

See accompanying notes to portfolio of investments.

                                                 THE NAVELLIER PERFORMANCE FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Navellier Performance Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of March 31, 2007, The Navellier Performance Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                    FEDERAL     GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
                                   TAX COST       APPRECIATION       DEPRECIATION      APPRECIATION
                                 ------------   ----------------   ----------------   --------------
Mid Cap Growth Portfolio         $170,239,909      $39,713,926       $(1,990,008)       $37,723,918
Aggressive Micro Cap Portfolio   $ 17,242,732      $ 4,140,983       $  (592,954)       $ 3,548,029
Fundamental 'A' Portfolio        $ 15,100,997      $ 1,727,110       $  (252,552)       $ 1,474,558

Item 2:  Controls and Procedures

     (a) The registrant's principal executive officer and principal financial officer have reviewed and evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and believe that they are operating effectively to ensure that material information relating to the registrant is disclosed to them by persons within the registrant or performing services for the registrant during this reporting period and that such procedures and controls also provide reasonable assurance that the information regarding financial reporting and financial statements is accurate and in accordance with generally accepted accounting principles.

     (b) There has been no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  May 18, 2007                   THE NAVELLIER PERFORMANCE FUNDS

                                      By:      /s/ Louis G. Navellier
                                               ---------------------------------
                                                  Louis G. Navellier
                                                  Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  May 18, 2007                   By:    /s/ Louis G. Navellier
                                             -----------------------------------
                                                Louis G. Navellier
                                                Chief Executive Officer



Date:  May 18, 2007                   By:    /s/ Arjen Kuyper
                                             -----------------------------------
                                                Arjen Kuyper
                                                Chief Financial Officer